Retirement Benefits - Components of Net Periodic Benefit Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual return on plan assets	$ 81.2	$ 54.5	$ 172.3
Actual rate of return on plan assets	6.50%	3.80%	13.70%